Note 15 - Fair Value Measurements - Quantitative Information (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
OREO	$ 56
Impaired Loans [Member]
Loans, net		$ 754
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member]
OREO, measurement input	0.49
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member]
OREO, measurement input	0.49
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member] | Impaired Loans [Member]
Loans, measurement input		0.68
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member] | Minimum [Member] | Impaired Loans [Member]
Loans, measurement input		0.30
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member] | Maximum [Member] | Impaired Loans [Member]
Loans, measurement input		0.80
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Cost to Sell [Member] | Weighted Average [Member] | Impaired Loans [Member]
Loans, measurement input		0.06
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Cost to Sell [Member] | Minimum [Member] | Impaired Loans [Member]
Loans, measurement input		0
Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Cost to Sell [Member] | Maximum [Member] | Impaired Loans [Member]
Loans, measurement input		0.10
Collateral Pledged [Member]
Loans, net	$ 208
Collateral Pledged [Member] | Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member]
Loans, measurement input	0.20
Collateral Pledged [Member] | Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Appraised Value [Member] | Weighted Average [Member]
Loans, measurement input	0.20
Collateral Pledged [Member] | Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Cost to Sell [Member]
Loans, measurement input	0.10
Collateral Pledged [Member] | Valuation, Appraisal of Collateral Approach [Member] | Measurement Input, Cost to Sell [Member] | Weighted Average [Member]
Loans, measurement input	0.10